UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09945


                           IXIS Advisor Funds Trust IV
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
--------------------------------------------------------------------------------
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: January 31, 2005

Date of reporting period: April 30, 2005

ITEM I      SCHEDULE OF INVESTMENTS

      AEW REAL ESTATE FUND -- SCHEDULE OF INVESTMENTS

      Investments as of April 30, 2005 -- (unaudited)



           Shares      Description                                                               Value (a)(c)
      ------------------------------------------------------------ -- -----------------------------------------

      Common Stocks -- 98.6% of Total Net Assets
                       LODGING & GAMING -- 3.4%
                       Hotels & Motels -- 3.4%
            98,000     Hilton Hotels Corp.                                                 $      2,139,340
            24,000     Starwood Hotels & Resorts Worldwide, Inc.                                  1,304,160
                                                                                           --- -------------
                                                                                                  3,443,500
                                                                                           --- -------------
                       REAL ESTATE -- 1.9%
                       Office -- 1.9%
            75,750     Brookfield Properties Corp.                                                1,923,292
                                                                                           --- -------------

                       REAL ESTATE INVESTMENT TRUSTS -- 93.3%
                       REITs - Apartments -- 18.0%
            34,000     Apartment Investment & Management Co., Class A                 (d)         1,296,080
           110,000     Archstone Smith Trust                                                      3,956,700
            69,000
                       AvalonBay Communities, Inc.                                    (d)         4,968,000
            52,000     Camden Property Trust                                                      2,652,000
           125,000     Equity Residential Properties Trust                                        4,293,750
            56,000     United Dominion Realty Trust, Inc.                             (d)         1,240,400
                                                                                           --- -------------
                                                                                                 18,406,930
                                                                                           --- -------------
                       REITs - Diversified -- 8.5%
            15,500     Capital Automotive                                             (d)           526,690
           148,500     Catellus Development Corp.                                                 4,113,450
            26,100     iStar Financial, Inc.                                                      1,039,824
            29,000     Spirit Finance Corp.                                                         300,150
            36,000     Vornado Realty Trust                                                       2,752,200
                                                                                           --- -------------
                                                                                                  8,732,314
                                                                                           --- -------------
                       REITs - Healthcare -- 2.4%
            42,500     Healthcare Realty Trust, Inc.                                              1,640,925
            73,000     Omega Healthcare Investors, Inc.                                             819,060
                                                                                           --- -------------
                                                                                                  2,459,985
                                                                                           --- -------------
                       REITs - Hotels -- 0.3%
            25,000     Strategic Hotel Capital, Inc.                                                352,750
                                                                                           --- -------------

                       REITs - Industrial -- 11.5%
            66,000     AMB Property Corp.                                                         2,573,340
            35,000     Duke Realty Corp.                                                          1,071,000
            15,000     First Potomac Realty Trust                                                   336,150
           100,000     Liberty Property Trust                                                     3,983,000
            97,000     ProLogis Trust                                                             3,840,230
                                                                                           --- -------------
                                                                                                 11,803,720
                                                                                           --- -------------
                       REITs - Lodging/Resorts -- 4.1%
            16,000     Hospitality Properties Trust                                                 668,480
           210,000
                       Host Marriott Corp.                                            (d)         3,532,200
                                                                                           --- -------------
                                                                                                  4,200,680
                                                                                           --- -------------
                       REITs - Manufactured Homes -- 0.3%
             9,000     Sun Communities, Inc.                                                        313,650
                                                                                           --- -------------

                       REITs - Office -- 16.9%
            21,000     BioMed Realty Trust, Inc.                                                    424,200
            88,000     Boston Properties, Inc.                                                    5,849,360
            42,000     Brandywine Realty Trust, Inc.                                              1,188,600
            17,500     CarrAmerica Realty Corp.                                                     578,200
            25,300     Corporate Office Properties Trust V                                          665,390
            62,000
                       Equity Office Properties Trust                                 (d)         1,951,140
            61,800     Highwoods Properties, Inc.                                     (d)         1,738,434
            37,000     Kilroy Realty Corp.                                                        1,614,310
            49,500     Prentiss Properties Trust                                      (d)         1,644,390
            84,000     Trizec Properties, Inc.                                                    1,679,160
                                                                                           --- -------------
                                                                                                 17,333,184
                                                                                           --- -------------
                       REITs - Office/Industrial -- 1.0%
            25,000     PS Business Parks, Inc.                                                    1,009,000
                                                                                           --- -------------

                       REITS - Regional Malls -- 13.6%
            70,000     General Growth Properties, Inc.                                (d)         2,737,700
            28,500     Macerich Co. (The)                                                         1,718,550
           110,000     Simon Property Group, Inc.                                                 7,267,700
            73,900     Taubman Centers, Inc.                                                      2,187,440
                                                                                           --- -------------
                                                                                                 13,911,390
                                                                                           --- -------------
                       REITs - Self Storage -- 4.0%
            45,000     Public Storage, Inc.                                                       2,641,500
            33,500     Shurgard Storage Centers, Inc., Class A                                    1,401,305
                                                                                           --- -------------
                                                                                                  4,042,805
                                                                                           --- -------------
                       REITS - Shopping Centers -- 12.7%
            78,600     Developers Diversified Realty Corp.                                        3,335,784
            41,500     Federal Realty Investment Trust                                            2,220,250
            39,000     Kimco Realty Corp.                                                         2,160,210
            29,500     Kite Realty Group Trust                                                      413,000
            21,500     Pan Pacific Retail Properties, Inc.                                        1,299,030
            20,900     Realty Income Corp.                                                          503,899
            59,000     Regency Centers Corp.                                          (d)         3,106,350
                                                                                           --- -------------
                                                                                                 13,038,523
                                                                                           --- -------------
                       Total Real Estate Investment Trusts                                       95,604,931
                                                                                           --- -------------
                       Total Common Stocks (Identified Cost $77,427,615)                        100,971,723
                                                                                           --- -------------



                               Principal
                                Amount
      ------------------------------------------------------------ -- ---------------------------------------

      Short Term Investments -- 12.0%
           $1,174,044     Repurchase Agreement with Investors Bank & Trust Co.
                          dated 4/29/2005  at 2.01% to be repurchased at
                          $1,174,241 on 5/02/2005, collateralized by $1,143,469
                          Small Business Administration Bond, 6.625%, due
                          6/25/2023 valued at                         $1,232,746     (e)  $      1,174,044
              301,942     American Beacon Funds, 2.837%, due 5/02/2005               (f)           301,942
              793,580     Bank of Nova Scotia, 2.88%, due 5/11/2005                  (f)           793,580
              178,333     Bank of Nova Scotia, 2.88%, due 5/16/2005                  (f)           178,333
              445,831     Bank of Nova Scotia, 3.01%, due 5/31/2005                  (f)           445,831
              658,898     BGI Institutional Money Market Fund                        (f)           658,898
              532,857     Blue Ridge Asset Funding Corp., 2.987%, due 5/24/2005      (f)           532,857
            1,121,282     BNP Paribas, 2.93%, due 6/07/2005                          (f)         1,121,282
              445,831     BNP Paribas, 2.91%, due 6/15/2005                          (f)           445,831
              532,993     Compass Securitization, 2.897%, due 5/12/2005              (f)           532,993
              237,490     Delaware Funding Corporation, 2.847%, due 5/09/2005        (f)           237,490
               81,062     Den Danske Bank, 2.93%, due 5/02/2005                      (f)            81,062
              133,945     Den Danske Bank, 2.80%, due 5/06/2005                      (f)           133,945
              266,393     Den Danske Bank, 2.85%, due 5/06/2005                      (f)           266,393
              393,885     Den Danske Bank, 2.95%, due 5/17/2005                      (f)           393,885
              445,831     Fairway Finance, 2.879%, due 5/16/2005                     (f)           445,831
              462,785     Falcon Asset Securitization Corp., 2.857%, due 5/11/2005   (f)           462,785
              435,132     Fortis Bank, 2.97%, due 6/13/2005                          (f)           435,132
               89,166     Goldman Sachs Financial Square Prime Obligations Fund      (f)            89,166
              445,831     Jupiter Securitization Corp., 2.957%, due 5/20/2005        (f)           445,831
               22,031     Lexington Parker Capital Company, 2.877%, due 5/11/2005    (f)            22,031
              231,120     Merrill  Lynch Premier Institional Fund                    (f)           231,120
              127,270     Merrimac Cash Fund-Premium Class                           (f)           127,270
              347,210     Paradigm Funding LLC, 2.997%, due 5/25/2005                (f)           347,210
              178,333     Ranger Funding, 2.856%, due 5/10/2005                      (f)           178,333
            1,106,377     Royal Bank of Canada, 2.80%, due 5/04/2005                 (f)         1,106,377
              898,796     Royal Bank of Scotland, 2.87%, due 5/10/2005               (f)           898,796
              178,333     UBS AG, 2.805%, due 5/03/2005                              (f)           178,333
                                                                                          --- -------------
                          Total Short Term Investments (Identified Cost $12,266,581)            12,266,581
                                                                                          --- -------------

                          Total Investments -- 110.6% (Identified Cost $89,694,196) (b)        113,238,304
                          Other assets less liabilities -- (10.6%)                             (10,813,596)
                                                                                         --- -------------
                          Total Net Assets -- 100%                                        $    102,424,708
                                                                                         === =============


(a) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at fair value as determined in good faith by the Fund's investment adviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund's investments in REITs):

     At April 30, 2005, the net unrealized appreciation on investments based on cost of $89,694,196 for federal income tax purposes was as follows:
     Aggregate gross unrealized  appreciation for all investments in which there
     is an excess of value over tax cost                            $ 23,646,702

     Aggregate gross unrealized depreciation  for all  investments  in which
     there is an excess of tax cost over value                         (102,594)
                                                                    -----------


     Net  unrealized  appreciation                                   $23,544,108
                                                                   =============



(c) The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.


(d) All or a portion of this security was on loan to brokers at April 30, 2005. The Fund has entered into an agreement with IBT, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At April 30, 2005, the Fund loaned securities having a market value of $10,727,784 and collateralized by cash in the amount of $11,092,537 which was invested in short-term investments.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(f)  Represents investments of securities lending collateral.

REITs Real Estate Investment Trusts

ITEM 2.     CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Act filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                IXIS Advisor Funds Trust IV

                                By: /s/ John T. Hailer
                                Name: John T. Hailer
                                Title:   President and Chief Executive Officer
                                Date: June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                By: /s/ John T. Hailer
                                Name: John T. Hailer
                                Title:   President and Chief Executive Officer
                                Date: June 27, 2005


                                By:/s/ Michael C. Kardok
                                Name: Michael C. Kardok
                                Title:   Treasurer
                                Date: June 27, 2005

                                                        Exhibit (a)(1)
                           IXIS Advisor Funds Trust IV
                             Exhibit to SEC Form N-Q
                            Section 302 Certification

I, John T. Hailer, certify that:

1. I have reviewed this report on Form N-Q of IXIS Advisor Funds Trust IV;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
         b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
        c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of such disclosure controls and procedures, as of a date within 90 days prior to the filing of this report, based on such evaluation; and
        d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
        a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
        b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    June 27, 2005

                                          /s/ John T. Hailer
                                          John T. Hailer
                                          President and Chief Executive Officer

                                                     Exhibit (a)(2)
                           IXIS ADVISOR FUNDS TRUST IV
                             EXHIBIT TO SEC FORM N-Q
                            SECTION 302 CERTIFICATION

I, Michael C. Kardok, certify that:

      1. I have reviewed this report on Form N-Q of IXIS Advisor Funds Trust IV;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
         (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

             a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

             b. Designed such internal control over financial reporting,  or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external
                purposes  in  accordance  with  generally   accepted
                accounting principles;

             c. Evaluated the effectiveness of the registrant's  disclosure controls and procedures  and  presented  in  this  report  our
                conclusions   about  the effectiveness  of such  disclosure
                controls and procedures, as of a date within 90 days prior to the filing of this report, based on such evaluation; and

     d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
           a.     All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
           b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    June 27, 2005

                                            /s/ Michael C. Kardok
                                            Michael C. Kardok
                                            Treasurer
                                            IXIS Advisor Funds Trust IV